Financial liabilities - Summary of Asset Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial liabilities [abstract]
Property, plant and equipment	¥ 1,616,300	¥ 1,574,373
Other assets	7,936,375	6,731,856
Total	¥ 9,552,674	¥ 8,306,230